Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance, at January 1,	$ 1,502,494
PPA and PPA adjustment (1)		$ 13,472
Net translation differences	(16,901)
Balance, at December 31,	1,499,065
Finite-Lived Intangible Assets [Line Items]
GOODWILL	1,499,065	1,502,494
PPA and PPA adjustment (1)		13,472
Net translation differences	(16,901)
Aerospace
Goodwill [Roll Forward]
Balance, at January 1,	61,933
PPA and PPA adjustment (1)		0
Net translation differences	1,255
Balance, at December 31,	63,188
Finite-Lived Intangible Assets [Line Items]
GOODWILL	63,188	61,933
PPA and PPA adjustment (1)		0
Net translation differences	1,255
C4I and Cyber
Goodwill [Roll Forward]
Balance, at January 1,	316,655
PPA and PPA adjustment (1)		0
Net translation differences	0
Balance, at December 31,	316,655
Finite-Lived Intangible Assets [Line Items]
GOODWILL	316,655	316,655
PPA and PPA adjustment (1)		0
Net translation differences	0
ISTAR and EW
Goodwill [Roll Forward]
Balance, at January 1,	130,379
PPA and PPA adjustment (1)		0
Net translation differences	2,849
Balance, at December 31,	133,228
Finite-Lived Intangible Assets [Line Items]
GOODWILL	133,228	130,379
PPA and PPA adjustment (1)		0
Net translation differences	2,849
Land
Goodwill [Roll Forward]
Balance, at January 1,	592,871
PPA and PPA adjustment (1)		0
Net translation differences	(21,005)
Balance, at December 31,	571,866
Finite-Lived Intangible Assets [Line Items]
GOODWILL	571,866	592,871
PPA and PPA adjustment (1)		0
Net translation differences	(21,005)
ESA
Goodwill [Roll Forward]
Balance, at January 1,	400,656
PPA and PPA adjustment (1)		13,472
Net translation differences	0
Balance, at December 31,	414,128
Finite-Lived Intangible Assets [Line Items]
GOODWILL	414,128	400,656
PPA and PPA adjustment (1)		$ 13,472
Net translation differences	$ 0